Leases - Schedule of total rental related expenses (Detail) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 9,091	$ 1,281
2025	3,809	536
Total future lease payments	12,900	1,817
Less: imputed interest	(576)	(81)
Total lease liability balance	¥ 12,324	$ 1,736